Borrowings - Schedule of Movement of Shareholder Loans (Details) - AUD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2024		Jun. 30, 2023
Schedule of Movement of Shareholder Loans [Abstract]
Opening Shareholder Loan balance	$ 1,923,000	$ 1,463,650		$ 1,292,450
Interest accrued prior to modification				193,735
Shareholder Loan balance at date of modification (January 3, 2023)				1,486,185
Balance derecognised upon modification				(1,486,185)
New Fair Value Shareholder Loan Balance post modification				1,263,504
Interest accrued post modification	298,726 [1]	459,350	[1]	200,146
Closing Shareholder Loan balance	$ 2,221,726	$ 1,923,000		$ 1,463,650

[1]	Interest accrued represent the six months interest accrued as at 31 December 2024 and twelve months interest accrued as at 30 June 2024.